UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of the

Securities Exchange Act of 1934

For the monthly distribution period from November 1, 2017 to November 30, 2017

Commission File Number of issuing entity: 333-208659-02

Central Index Key Number of issuing entity: 0001713660

USAA Auto Owner Trust 2017-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-208659

Central Index Key Number of depositor: 0001178049

USAA Acceptance, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000908392

USAA Federal Savings Bank

(Exact name of sponsor as specified in its charter)

Thomas Cianelli (210) 498-4534

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	82-6467553
(State or other jurisdiction of incorporation	(I.R.S. Employer
or organization of the issuing entity)	Identification No.)

919 North Market Street, Suite 1600
Wilmington, Delaware	19801
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 575-2016
(Telephone number, including area code)

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange
	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	[ ]	[ ]	☒
A-2	[ ]	[ ]	☒
A-3	[ ]	[ ]	☒
A-4	[ ]	[ ]	☒
B	[ ]	[ ]	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes:  ☒    No:  ☐

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Part I – Distribution Information

Item 1. Distribution and Pool Performance Information.

The description of the distribution and pool performance for the distribution period from November 1, 2017 to November 30, 2017 is provided on the monthly statement attached as Exhibit 99.1 to this Form 10-D.

Distributions are made by the Trustee (on behalf of the issuing entity) to Noteholders pursuant to the Indenture, dated as of September 20, 2017, between USAA Auto Owner Trust 2017-1, as issuer (the “Trust”) and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”) and the Sale and Servicing Agreement, dated as of September 20, 2017, among the Trust, USAA Acceptance, LLC, as depositor, and USAA Federal Savings Bank, as seller and servicer. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to Noteholders attached hereto as Exhibit 99.1) are used as defined in the Indenture and the Sale and Servicing Agreement filed as exhibits to the registrant’s current Report on Form 8-K with the Securities and Exchange Commission (the “Commission”) on September 21, 2017.

See the Indenture, the Sale and Servicing Agreement and the Prospectus dated September 13, 2017 filed with the Commission on September 14, 2017 pursuant to Rule 424(b)(5) of the Securities Act for a description of transaction parties, calculation formulas, allocations and purposes of the distribution and pool performance information included in Exhibit 99.1.

No assets securitized by USAA Federal Savings Bank (the “Securitizer”) and held by the Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from November 1, 2017 to November 30, 2017. The Securitizer filed its most recent Form ABS-15G on February 13, 2017. The CIK number of the Securitizer is 0000908392.

Item 1A. Asset Level Information.

The asset-level data for the asset pool of the issuing entity included in Exhibit 102 to the Form ABS-EE filed by the issuing entity with the U.S. Securities and Exchange Commission on December 20, 2017 (the “Form ABS-EE”) is incorporated into this Form 10-D by reference.

The additional asset-level information or explanatory language for the asset pool of the issuing entity included in Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D by reference.

Item 1B. Asset Representations Reviewer and Investor Communication.

None

Part II – Other Information

Item 2. Legal Proceedings.

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None

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

None

Item 7. Change in Sponsor Interest in the Securities.

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

None

Item 10. Exhibits.

Exhibit No.	Description

99.1	Monthly Statement to Noteholders

102	Asset Data File (Incorporated by reference to Exhibit 102 to Form ABS-EE filed by the issuing entity on December 20, 2017)

103	Asset Related Document (Additional Explanatory Narrative) (Incorporated by reference to Exhibit 103 to Form ABS-EE filed by the issuing entity on December 20, 2017)

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

USAA Auto Owner Trust 2017-1

	By:	USAA FEDERAL SAVINGS BANK

	By:	/s/ THOMAS CIANELLI
Name: Thomas Cianelli
Title: Senior Vice President - Treasurer

Dated: December 21, 2017

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